5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Note 5. Bank Premises and Equipment

Note 5.  Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2014	2013

Buildings and improvements	$10,927,643	$10,896,563
Land and land improvements	2,408,921	2,408,921
Furniture and equipment	8,443,668	7,797,907
Leasehold improvements	1,319,591	1,316,386
Capital lease	976,907	976,907
Other prepaid assets	54,261	28,661
	24,130,991	23,425,345
Less accumulated depreciation and amortization	(12,642,043)	(11,701,877)
	$11,488,948	$11,723,468

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2018, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2014 for each of the next four years and in aggregate are:

2015	$129,845
2016	61,817
2017	6,817
2018	6,817
$205,296

Total rental expense amounted to $237,524 and $231,575 for the years ended December 31, 2014 and 2013, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2014:

2015	$ 129,755
2016	129,755
2017	133,255
2018	138,155
2019	138,155
Subsequent to 2019	144,345
Total minimum lease payments	813,420
Less amount representing interest	(173,876)
Present value of net minimum lease payments	$ 639,544